Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of the effect of share-based compensation on the statements of operations

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
	USD thousands	USD thousands	USD thousands
Research and development	407	448	137
General and administrative	1,084	2,763	1,882

Total share-based compensation expenses	1,491	3,211	2,019

Schedule of number and weighted average exercise prices of option
	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2022	2022	2022	2021	2021	2021
Outstanding at January 1	0.38	27,003,260	8.12	0.07	10,455,580	7.8
Acquired in Merger	-	-	-		609,535
Exercised	0.07	(1,970,000)	-	0.08	(134,220)	-
Forfeited	0.32	(1,240,120)	-	1.25	(1,712,275)	-
Granted	0.16	11,398,400	7.8	0.62	17,784,640	9.79

Outstanding at December 31	0.33	35,191,540	7.42	0.38	27,003,260	8.12

	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (in years)
	2023	2023	2023	2022	2022	2022
Outstanding at January 1	0.33	35,191,540	7.42	0.38	27,003,260	8.12
Exercised	-	-	-	0.07	(1,970,000)	-
Forfeited	0.39	(20,373,620)	-	0.32	(1,240,120)	-
Granted	0.07	15,055,180	5.86	0.16	11,398,400	7.8

Outstanding at December 31	0.16	29,873,100	5.99	0.33	35,191,540	7.42

Schedule of assumptions used to calculate the fair value of the options

2023 grants
Weighted average share price (in U.S. dollar)(a)	0.07
Exercise price (in U.S. dollar)	0.06-0.09
Expected life of options (in years)(b)	4.53-9.46
Expected volatility(c)	97.79%-112.94%
Risk-free interest rate(d)	3.71%-4.43%
Dividend yield	0%